LONG-TERM INVESTMENTS (Details) Rp / shares in Units, $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2025 IDR (Rp) Rp / shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 IDR (Rp) Rp / shares	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2025 USD ($)
LONG-TERM INVESTMENTS
Financial assets	Rp 54,547		Rp 56,409
Investments in associates accounted for using equity method	106		110
Total long-term investments	7,387		8,335	Rp 8,162	$ 443
Foreign exchange impact	(242)	$ (15)	Rp 188	(748)
Proceeds from the disposal of long-term investments in financial instruments	Rp 728	$ 44
Telkomsel
LONG-TERM INVESTMENTS
Price per share | Rp / shares	Rp 64		Rp 70
Foreign exchange impact	Rp 142		Rp 380
Long-term investment in financial instruments
LONG-TERM INVESTMENTS
Financial assets	7,281		8,225
FVTPL | Long-term investment in financial instruments
LONG-TERM INVESTMENTS
Financial assets	7,254		8,174
FVTOCI | Long-term investment in financial instruments
LONG-TERM INVESTMENTS
Financial assets	27		51
PT Jalin Pembayaran Nusantara ("Jalin")
LONG-TERM INVESTMENTS
Investment accounted for using equity method	106		110
Others
LONG-TERM INVESTMENTS
Cumulative unrecognized share of losses	338		323	Rp 328
Equity | Long-term investment in financial instruments
LONG-TERM INVESTMENTS
Foreign exchange impact	(16)		483
Equity | FVTPL | Long-term investment in financial instruments
LONG-TERM INVESTMENTS
Financial assets	6,901		7,797
Additional investments	97		100
Equity | FVTOCI | Long-term investment in financial instruments
LONG-TERM INVESTMENTS
Financial assets	27		27
Convertible bonds | FVTPL | Long-term investment in financial instruments
LONG-TERM INVESTMENTS
Financial assets	Rp 353		377
Convertible bonds | FVTOCI | Long-term investment in financial instruments
LONG-TERM INVESTMENTS
Financial assets			Rp 24